Financial Instruments, Financial Risks and Capital Risks Management (Tables)	6 Months Ended
Jun. 30, 2025
Financial Instruments, Financial Risks and Capital Risks Management [Abstract]
Schedule of Currency Exposure of Financial Assets and Financial Liabilities

The currency exposure of financial assets and financial liabilities denominated in significant currency other than the Company’s functional currency is as follows:

	Assets		Liabilities
	December 31, 2024	June 30, 2025	December 31, 2024	June 30, 2025
	RM	RM	RM	RM
United States Dollar	46,423,441	65,644,242	869,929	9,694,158
The sensitivity analysis includes only outstanding foreign currency denominated monetary items and adjusts their translation at the period end for a 5% change in foreign currency rates.
	December 31, 2024	June 30, 2025
	RM	RM
United States Dollar	2,277,676	2,797,504

Schedule of Current Credit Risk Grading Framework

The Company’s current credit risk grading framework comprises the following categories:

Category	Description	Basis for recognising ECL
Performing	The counterparty has a low risk of default and does not have any past-due amounts	12-month ECL
Doubtful	There has been a significant increase in credit risk since initial recognition	Lifetime ECL- not credit-impaired
In default	There is evidence indicating the asset is credit impaired	Lifetime ECL - credit impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Company has no realistic prospect of recovery	Amount is written off